Demerger of the Ice Cream Business (Tables)	12 Months Ended
Dec. 31, 2025
Discontinued Operations [Abstract]
Information regarding discontinued operations

		€ million 2025
Fair value of the Ice Cream business distributed	(80.15%)	6,752
Fair value of the retained ownership in TMICC	(19.85%)	1,672
Total fair value		8,424
Carrying amount of the net assets and liabilities distributed/derecognised, comprised of:
Goodwill		(3,322)
Intangible assets		(729)
Property, plant and equipment		(2,234)
Pension assets		(80)
Inventories		(925)
Net deferred tax assets		(302)
Other non-current assets		(10)
Trade and other receivables		(1,960)
Cash and cash equivalents		(531)
Current tax assets		(43)
Trade payables and other current liabilities		2,797
Financial liabilities		3,179
Pension liabilities		86
Provisions		59
Total carrying amount of net assets derecognised		(4,015)
Gain on demerger before exchange movements		4,409
Loss on recycling of currency retranslation on disposal		(1,036)
Total gain on the demerger after tax		3,373
The total results from discontinued operations are as follows (2025 results are for the year to date until 6 December):

Total results from discontinued operations (Ice Cream)	€ million 2025	€ million 2024	€ million 2023
Turnover	7,691	8,282	7,924
Operating profit	677	571	760
Profit before tax from discontinued operations	613	498	712
Taxation	(188)	(168)	(209)
Profit after taxation from discontinued operations	425	330	503
Total gain on demerger after tax	3,373	—	—
Profit after taxation on demerger of discontinued operations	3,798	330	503
Attributable to:
Non-controlling interests	11	16	18
Shareholders’ equity	3,787	314	485
Basic earnings per share from discontinued operations (€)	1.73	0.14	0.22
Diluted earnings per share from discontinued operations (€)	1.73	0.14	0.22
The total cash flows arising from
discontinued operations are as follows (2025 results are for the year to date until 6 December):

	€ million 2025	€ million 2024	€ million 2023
Net operating cash flows attributable to discontinued operations	298	1,058	1,033
Net investing cash flows attributable to discontinued operations	(724)	(202)	(883)
Net financing cash flows attributable to discontinued operations	3,070	(112)	(109)